Receivables from/Payables to Broker-Dealers and Clearing Organizations	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables from/Payables to Broker-Dealers and Clearing Organizations

6. Receivables from/Payables to Broker-Dealers and Clearing Organizations

The following is a summary of receivables from and payables to brokers-dealers and clearing organizations at June 30, 2015 and December 31, 2014:

	June 30,	December 31,
(in thousands)	2015	2014
Assets
Due from prime brokers	$265,075	$67,556
Deposits with clearing organizations	33,790	29,595
Net equity with futures commission merchants	168,897	155,060
Unsettled trades	49,764	55,929
Securities failed to deliver	173,637	79,512
Total receivables from broker-dealers and clearing organizations	$691,163	$387,652
Liabilities
Due to prime brokers	$25,436	$313,623
Net equity with futures commission merchants	52,614	60,973
Unsettled trades	474,013	311,322
Securities failed to receive	16,396	285
Total payables to broker-dealers and clearing organizations	$568,459	$686,203

Included as a deduction from “Due from prime brokers” and “Net equity with futures commission merchants” is the outstanding principal balance on all of the Company’s short-term credit facilities of approximately $206.4 million and $183.0 million as of June 30, 2015 and December 31, 2014, respectively. The loan proceeds from the credit facilities are available only to meet the initial margin requirements associated with the Company’s ordinary course futures and other trading positions, which are held in the Company’s trading accounts with an affiliate of the respective financial institutions. The credit facilities are fully collateralized by the Company’s trading accounts and deposit accounts with these financial institutions. “Securities failed to deliver” and “Securities failed to receive” include amounts with a clearing organization and other broker-dealers.

Virtu Financial, LLC and subsidiaries
Receivables from/Payables to Broker-Dealers and Clearing Organizations

5. Receivables from/Payables to Broker‑Dealers and Clearing Organizations

The following is a summary of receivables from and payables to brokers‑dealers and clearing organizations at December 31, 2014 and 2013:

	December 31,
(in thousands)	2014	2013
Assets
Due from prime brokers	$67,556	$75,866
Deposits with clearing organizations	29,595	37,692
Net equity with futures commission merchants	155,060	112,807
Unsettled trades	55,929	94,967
Securities failed to deliver	79,512	106,409
Total receivables from broker-dealers and clearing organizations	$387,652	$427,741
Liabilities
Due to prime brokers	$313,623	$247,485
Net equity with futures commission merchants	60,973	151,035
Unsettled trades	311,322	131,491
Securities failed to receive	285	218
Total payables to broker-dealers and clearing organizations	$686,203	$530,229

Included in “Due from prime brokers” and “Net equity with futures commission merchants” is the outstanding principal balance on all of the Company’s short‑term credit facilities in the amount of $182.9 million and $241.1 million as of December 31, 2014 and 2013, respectively. The loan proceeds from the credit facilities are available only to meet the initial margin requirements associated with the Company’s ordinary course futures and other trading positions, which are held in the Company’s trading accounts with an affiliate of the respective financial institutions. The credit facilities are fully collateralized and offset against the Company’s trading accounts and deposit accounts with these financial institutions. “Securities failed to deliver” and “Securities failed to receive” include amounts with a clearing organization and other broker‑dealers.